Condensed Consolidated Statements of Cash Flows (Parenthetical) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Redemption of common shares	3,797,169	26,068,281	26,068,281	26,068,281